THE EAGLE
INTERNATIONAL
EQUITY
PORTFOLIO

[GRAPHIC OMMITED]

SEMIANNUAL
(UNAUDITED)

APRIL 30, 1999

EAGLE ASSET
MANAGEMENT
880 CARILLON PARKWAY
P.O. BOX 10520
ST. PETERSBURG, FL
33733-0520
(727) 573-2453
(800) 237-3101

                                                                  June 21, 1999


Dear Fellow Shareholders:

It is our pleasure to provide you with the semiannual report for the Eagle International Equity Portfolio (the "Fund") of the Heritage Series Trust for the period ended April 30, 1999. For this period, the Eagle class of shares of the Fund delivered a positive total return of 14.15% versus a return of 15.27% for the Morgan Stanley Capital International Europe, Asia and Far East India (the "EAFE Index"). Your Fund also offers class A, B and C shares. The investment and financial information for all classes of shares of your Fund are presented in this semiannual report.

Your Fund's investment subadviser is Martin Currie Inc. of Edinburgh, Scotland. While a majority of your Fund's assets generally are invested in stocks of companies in developed markets such as those in the EAFE Index, Martin Currie has the flexibility also to allocate a portion of your Fund's assets to stocks in emerging markets. During 1998, your Fund benefited from a very low allocation to these emerging market stocks. During the most recent semiannual period, your Fund has added positions in several emerging markets around the world. These markets generally have been helped by a recovering Asia, driven in large part by improvement in the business climate in Japan. We hope you will read the market commentary that follows to learn more about how your Fund's investment portfolio is positioned. Because your Fund may invest in both developed and emerging markets around the world, we believe you should consider the Fund to be a core international holding in your world investment portfolio.

On behalf of all of us at Eagle and Heritage, thank you for your continuing investments with us. We continue to believe that you will be rewarded for choosing to invest a portion of your assets in the Eagle International Equity Portfolio.

Sincerely,                              Sincerely,

/s/ STEPHEN G. HILL                     /s/ RICHARD K. RIESS
-------------------                     --------------------
Stephen G. Hill                         Richard K. Riess
President                               President
Heritage Series Trust                   Eagle Asset Management, Inc.
Eagle International Equity Portfolio


                                SEMIANNUAL REPORT

                                                                   June 18, 1999

                     Eagle International Equity Portfolio

   Commentary for the Semi-Annual Report for the period ended April 30, 1999

The Eagle International Equity Portfolio (the "Fund") invests a majority portion of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The Fund may also invest a portion of the investment Portfolio in developing and emerging markets around the world. The countries in which the Fund invests are selected for their ability to generate high real rates of economic growth, consistent with reasonable political and currency stability. Securities are selected following an intensive research process, designed to screen out companies with either weak financial structures, market positions or management. The ability to produce premium growth in earnings is paramount.

Over the six months to April 30, 1999, the EAFE Index rose by 15.27%, dominated by a strong recovery from Japan, Asia and smaller markets. In contrast, Europe lost ground, exacerbated by a weak start to the launch of the Euro. During this period the Eagle Class Shares of the Fund rose by 14.15%*. Over the 52 week period ended April 30, 1999 the Eagle Class Shares are 215/544 in the Lipper rankings, the 40th percentile**.

CONTINENTAL EUROPEAN stockmarkets (46.6% of net assets at April 30, 1999) fell back in the face of political wrangling and evidence of slow growth. The Euro's weakness reflected these factors. We reduced exposure to the region over the period. Cyclical stocks recovered over March and April. While we have made the portfolio less defensive, our main emphasis remains on stocks benefiting from corporate restructuring. We bought shares of Total (France), increasing our energy exposure. We added stocks issued by Accor (France), Metro, Hoechst and BASF (Germany) to capture some cyclical recovery. Shares of Bank of Ireland and Argentaria (Spain) were bought to benefit from value in financials. Sales reflected our concern over earnings for groups such as Danone, Promodes and Nestle. We took good profits in the strongly performing shares of 1998 such as Deutsche Bank, Credit Suisse and Ericsson.

In the UK (23.5% of net assets at April 30, 1999), the equity market moved ahead, supported by good liquidity and corporate activity. Cyclical stocks rallied towards the end of the period. We bought new holdings in BP Amoco, SmithKline Beecham and British Telecommunications. We also added shares of Scottish & Newcastle to participate in consumer recovery. We sold our holdings in Safeway and NFC, where profits looked under pressure. The UK equity market continues to benefit from its relationship with the bond market as yields move towards the European average. Recovery in smaller companies has been a feature, while corporate activity has affected every sector, highlighting the perceived value in the UK market.

The JAPANESE stock market (20.8% of net assets at April 30, 1999) strengthened over the period. We have begun to see the first evidence of significant change in the Government's and company management attitudes to Japan's problems. We added significantly to the region, encouraged by rationalisation of the banking system, and the promotion of a more aggressive corporate culture. While we have maintained a quality blue chip portfolio, concentrating on beneficiaries of Yen weakness and corporate profit recovery, we have also added domestic stocks to the list. Smaller companies have rallied as well, and we have exposure to the sector. New holdings included Dai Nippon Printing, Fujitsu, Kao, Kubota and Mitsui Marine and Fire, reflecting


                               2 SEMIANNUAL REPORT
restructuring and domestic recovery themes. Twenty-five percent of the Japanese assets remain hedged against the US dollar, although we expect the yen/dollar relationship to be less volatile over the remainder of the year.

ASIAN markets (6.9% of net assets at April 30, 1999) have rallied significantly over the period. Markets such as South Korea, Thailand and Indonesia were supported by stronger currencies and falling interest rates. We increased our exposure to the region in late 1998, initially through the more liquid markets of Singapore and Hong Kong. Our country allocation in this region is Australia, Korea, Singapore, India, Taiwan and Hong Kong. New holdings included Telstra, Woolworths, Fosters Brewing and News Corporation in Australia. In Hong Kong, we increased our weighting through purchases of shares of Cheung Kong, Henderson Land, and Dao Heng Bank. We also bought shares issued by City Developments in Singapore. Sales included Mayne Nickless in Australia and Overseas Chinese Banking Corp in Singapore, which we do not regard as a natural beneficiary of stronger economic growth.

The impact of recovery in Asia has been felt particularly by the SMALLER MARKETS category. We added again to Latin America. Brazil and Mexico make up the bulk of our exposure. We established new positions in Israel, through purchases of Orbotech, while we went back into South Africa with Anglo American and Nedcor. We also made successful purchases in Emerging Europe, such as Hellenic Telecom (Greece).

OUTLOOK

By historical standards, valuations for many equity markets look high. But economic conditions look more robust than they were at the turn of the year. The concerted interest rate cuts in the fourth quarter are likely to give the economies of the US, UK and Europe a "soft landing". Substantial corporate restructuring and foreign buying has seen Japan off its lows. In an environment of more stable currencies and interest rates, smaller markets will prosper, but the rally in bond yields is probably past its best. While there is clear value in smaller companies and the more cyclical end of the market, the economic environment is sufficiently subdued to favor marketable companies with quality earnings.

On behalf of all of us at Martin Currie, Inc., thank you for your continuing confidence in us. We look forward to reporting to you again after the end of the Fund's fiscal year.


----------
 * These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
** Lipper Analytical Services, Inc. performance rankings for the Heritage
   Series Trust - Eagle International Equity Portfolio, Eagle Class Shares were 195 out of 544 International Funds, for the 52 week period ended April 29, 1999. The performance numbers used for the Fund did not take into account any front-end or contingent deferred sales charges. Past performance is no guarantee of future results.


                               3 SEMIANNUAL REPORT

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)


                                                         MARKET
  SHARES                                                 VALUE
  ------                                               ----------
COMMON STOCKS--99.9%(a)
-----------------------
  AUSTRALIA--2.5%
  ---------------
     9,600    Brambles Industries Ltd ...............  $  282,096
    50,000    Fosters Brewing Group Ltd .............     145,850
     6,700    News Corporation Ltd ..................      56,149
    54,000    Telstra Corporation ...................     293,023
    40,000    Westpac Banking Corporation* ..........     305,358
    48,000    Woolworths Ltd ........................     152,467
                                                        ---------
                                                        1,234,943
                                                        ---------
 BRAZIL--0.8%
 ------------
    18,000    Petrobras, Sponsored ADR ..............     261,000
     6,500    Tele Norte Leste Participacoes,
                 Sponsored ADR ......................     110,094
                                                        ---------
                                                          371,094
                                                        ---------
 EGYPT--0.1%
 -----------
     3,000    Suez Cement Company,
                 Sponsored GDR ......................      50,250
                                                        ---------
 FINLAND--2.2%
 -------------
    14,202    Nokia (AB) OY .........................   1,094,468
                                                        ---------
 FRANCE--11.6%
 -------------
     2,902    Accor .................................     764,885
     6,801    AXA ...................................     877,955
     2,090    Cap Gemini SA .........................     319,480
     3,270    Elf Aquitaine SA ......................     507,801
     3,261    PSA Peugeot Citroen ...................     540,853
     3,086    Societe Generale ......................     552,253
     6,006    Total SA, Class "B" ...................     822,278
     5,721    Vivendi ...............................   1,336,254
                                                        ---------
                                                        5,721,759
                                                        ---------
 GERMANY--12.0%
 --------------
     1,492    Allianz AG ............................     475,209
    15,279    BASF AG ...............................     669,034
     8,000    Bayerische Hypo-Vereinsbank AG* .......     521,439
       108    Bayerische Motoren Werke AG
                 (Non Voting) .......................      76,042
       540    Bayerische Motoren Werke AG ...........     386,769
    16,898    Hoechst AG ............................     800,620
     9,664    Mannesmann AG .........................   1,272,048
     8,402    Metro AG ..............................     607,110
     6,640    Preussag AG ...........................     349,322
     6,640    Preussag AG (b)* ......................       6,173


                                                         MARKET
  SHARES                                                 VALUE
  ------                                               ----------
COMMON STOCKS CONTINUED
-----------------------
  GERMANY (CONTINUED)
  ------------------
    10,000    Siemens AG ............................  $  739,480
                                                       ----------
                                                        5,903,246
                                                       ----------
  GREECE--0.2%
  ------------
     1,110    Alpha Credit Bank .....................      79,234
     1,700    Hellenic Telecom ......................      39,439
                                                        ---------
                                                          118,673
                                                        ---------
  HONG KONG--1.3%
  ---------------
    19,000    Cheung Kong Holdings Ltd ..............     172,816
    50,200    China Telecom (Hong Kong),
                 Ltd.* ..............................     114,635
    30,500    Dao Heng Bank Group Ltd. ..............     123,952
    12,000    Henderson Land Development
                 Company ............................      72,610
    17,700    Hutchison Whampoa, Ltd. ...............     158,708
                                                        ---------
                                                          642,721
                                                        ---------
  INDIA--0.7%
  -----------
     8,032    Indian Opportunities Fund,
                 Ltd. (c)* ..........................      81,606
     8,900    ITC Ltd, Sponsored GDR* ...............     250,535
                                                        ---------
                                                          332,141
                                                        ---------
  IRELAND--0.8%
  -------------
    19,000    Bank of Ireland .......................     380,357
                                                        ---------
  ISRAEL--0.1%
  ------------
     1,300    Orbotech* .............................      62,400
                                                        ---------
  ITALY--5.1%
  -----------
    14,874    Assicurazioni Generali SPA ............     579,020
    38,369    San Paolo IMI SPA .....................     575,569
    83,229    Telecom Italia SPA ....................     885,386
    96,000    Unicredito Italiano ...................     486,789
                                                        ---------
                                                        2,526,764
                                                        ---------
  JAPAN--20.0%
  ------------
    12,000    Brigestone Corporation ................     321,554
    19,000    Canon, Inc. ...........................     464,579
     3,000    FamilyMart Company, Ltd ...............     141,936
     9,000    Fuji Photo Film Company, Ltd ..........     339,893
    27,000    Fujitsu Ltd ...........................     462,360
    55,000    Hitachi, Ltd ..........................     401,608
    12,000    Honda Motor Company, Ltd ..............     528,555


    The accompanying notes are an integral part of the financial statements.

                               4 SEMIANNUAL REPORT

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
                                                         MARKET
  SHARES                                                 VALUE
  ------                                               ----------
COMMON STOCKS CONTINUED
-----------------------
  JAPAN (CONTINUED)
  -----------------
     5,000     Ito-Yokado Company, Ltd .............   $ 306,900
        19     Japan Tobacco Inc ...................     190,923
    19,000     Kao Corporation .....................     482,080
    97,000     Kubota Corporation ..................     275,356
     3,000     Mabuchi Motor Company, Ltd ..........     232,876
    19,000     Marui Company, Ltd ..................     315,182
    50,000     Mitsui Marine & Fire Insurance ......     277,173
        15     NTT Mobile Communication ............     879,250
     3,000     Promise Company, Ltd ................     170,826
     2,000     Riso Kagaku Corporation .............      95,461
     6,000     Rohm Company, Ltd ...................     723,497
     6,000     Secom Company, Ltd ..................     585,831
    17,000     Shin-Etsu Chemical Company,
                  Ltd ..............................     540,948
     7,800     Sony Corporation ....................     728,270
    10,000     Taisho Pharmaceutical Company........     307,319
    37,000     Toppan Printing Company, Ltd ........     444,917
    19,000     Yamanouchi Pharmaceutical ...........     601,407
                                                       ---------
                                                       9,818,701
                                                       ---------
  MEXICO--1.4%
  ------------
    5,000     Desc ADS ............................     123,750
  600,000     Grupo Financiero Bancomer,
                 Series "O" SA ....................     209,740
    5,500     Grupo Televisa, SA, Sponsored
                 GDR ..............................     225,500
    1,700     Telefonos de Mexico, Sponsored
                 ADR ..............................     128,562
                                                      ---------
                                                        687,552
                                                      ---------
  NETHERLANDS--4.5%
  -----------------
    5,998     Aegon NV ............................     575,018
   17,561     Ahold (Kon) NV ......................     652,083
    1,661     ING Groep NV ........................     102,298
   14,000     VNU, NV .............................     566,442
    7,680     Wolters Kluwer ......................     334,262
                                                      ---------
                                                      2,230,103
                                                      ---------
  PHILIPPINES--0.1%
  -----------------
   320,000    Belle Corporation (d)* ..............         694
                                                      ---------
  SINGAPORE--1.8%
  ---------------
    28,000    City Developments ...................     186,524
    25,000    Overseas Chinese Banking
                 Corporation ......................     234,333


                                                         MARKET
  SHARES                                                 VALUE
  ------                                               ----------
COMMON STOCKS CONTINUED
-----------------------
  SINGAPORE (CONTINUED)
  ---------------------
    45,000     Overseas Union Bank .................   $ 230,796
    23,000     Singapore Airlines Ltd ..............     211,519
                                                       ---------
                                                         863,172
                                                       ---------
  SOUTH AFRICA--0.2%
  ------------------
     1,024     Anglo-American Corporation* .........      52,841
     2,300     Nedcor Ltd ..........................      50,271
                                                       ---------
                                                         103,112
                                                       ---------
  SOUTH KOREA--0.2%
  -----------------
     4,290     Shinhan Bank GDS* ...................     102,424
                                                       ---------
  SPAIN--4.1%
  -----------
    19,477     Argentaria SA .......................     458,011
    33,606     Banco Santander Central .............     729,921
    17,410     Telefonica SA* ......................     815,682
    15,396     Telefonica SA (e)* ..................      14,475
                                                       ---------
                                                       2,018,089
                                                       ---------
  SWEDEN--1.7%
  ------------
    10,599     AstraZeneca, PLC ....................     413,307
    20,000     Foreningsparbanken,
                 AB, Class "A" .....................     438,545
                                                       ---------
                                                         851,852
                                                       ---------
  SWITZERLAND--4.7%
  -----------------
       697     Novartis AG .........................   1,020,123
        60     Roche Genus Scheine
               Holdings AG .........................     705,512
     1,600     Swisscom AG .........................     587,271
                                                       ---------
                                                       2,312,906
                                                       ---------
  TAIWAN--0.3%
  ------------
    11,700     Taiwan American Fund (c)* ...........     164,853
                                                       ---------

  UK--23.5%
  ---------
    32,500     Allied Zurich, PLC ..................     430,810
    11,000     AstraZeneca PLC .....................     431,067
    36,000     BP Amoco PLC ........................     683,376
    40,000     British Sky Broadcasting, PLC .......     350,697
    21,000     British Telecomunications, PLC ......     350,664
    55,000     Cable & Wireless, PLC ...............     787,901
    36,000     General Electric Company, PLC .......     381,069


    The accompanying notes are an integral part of the financial statements.


                               5 SEMIANNUAL REPORT

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1999
                                  (UNAUDITED)
                                  (CONTINUED)

                                                         MARKET
  SHARES                                                 VALUE
  ------                                               ----------
COMMON STOCKS CONTINUED
-----------------------
  UK (CONTINUED)
  --------------
    38,000  GKN, PLC ..............................    $   648,596
    25,500  Glaxo Welcome, PLC ....................        755,622
   120,000  Ladbroke Group, PLC ...................        576,720
    22,000  Land Securities, PLC ..................        288,617
    74,000  LASMO, PLC ............................        190,470
    37,000  Lloyds TSB Group, PLC .................        596,409
    32,000  Marks & Spencer, PLC ..................        219,427
    16,000  McKechnie, PLC ........................        115,054
    22,000  National Westminster Bank,
            PLC ...................................        529,101
    19,950  Reckitt & Colman, PLC .................        236,850
    17,100  Royal Bank of Scotland Group,
            PLC ...................................        403,829
    27,000  Scottish & Newcastle, PLC .............        336,620
    58,000  Scottish Power, PLC ...................        477,719
    87,000  Shell Transport & Trading
            Company, PLC ..........................        652,199
    40,000  SmithKline Beecham, PLC ...............        528,940
    31,731  Smiths Industries, PLC ................        490,038
    50,000  Unilever, PLC .........................        444,403
    29,000  Vodafone Group ........................        534,169
    25,999  Wassall, PLC ..........................        104,980
                                                       -----------
                                                        11,545,347
                                                       -----------
Total Common Stocks
   (cost $40,682,994)..............................     49,137,621
                                                       -----------


                                                         MARKET
  SHARES                                                 VALUE
  ------                                               ----------
CONVERTIBLE PREFERRED BONDS--0.8%(a)
------------------------------------
  JAPAN--0.8%
  -----------
 33,000,000 Sanwa International Finance
             (Bermuda) 1.25% 01/08/05 (f) .........    $   306,732
 12,000,000 TB Finance (Cayman) 2.75%
             10/01/04 (f) .........................         80,142
                                                       -----------
                                                           386,874
                                                       -----------
Total Convertible Preferred Bonds
   (cost $344,102).................................        386,874
                                                       -----------
TOTAL INVESTMENT PORTFOLIO
   (cost $41,027,096) (g) 100.7% (a)...............     49,524,495
OTHER ASSETS AND LIABILITIES,
   net, (0.7%) ....................................       (342,368)
                                                       -----------
NET ASSETS, 100.0% ................................    $49,182,127
                                                       ===========
----------------------
 * Not an income producing security.
(a) Percentages indicated are based on net assets.
(b) Rights - These rights, if exercised by May 3, 1999, may be converted into 622 shares of Preussag AG at a strike price of $39.00 per share.
(c) Martin Currie Investment Management Limited is the manager of the Indian Opportunities Fund, Ltd. and the Taiwan American Fund.
(d) Warrants - These warrants, if exercised by December 6, 1999, may be converted into 320,000 shares of Belle Corporation at a strike price of
    8.5 Philippine Pesos.
(e) Rights - These rights, when exercised by May 20, 1999, will convert into 308 shares of Telefonica SA.
(f) Principal amount is stated in Japanese Yen.
(g) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $8,497,399 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $9,625,776 and aggregate gross unrealized depreciation for all securities in which there is an excess tax cost over market value of $1,128,377.
ADR -- American Depository Receipt.
GDR -- Global Depository Receipt.
GDS -- Global Depository Shares.

    The accompanying notes are an integral part of the financial statements.

                               6 SEMIANNUAL REPORT

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                             INVESTMENT PORTFOLIO
                                APRIL 30, 1999
                                  (UNAUDITED)


                                                       MARKET      % OF NET
INDUSTRY DIVERSIFICATION                                VALUE       ASSETS
------------------------                            -----------    --------
COMMON STOCKS
  Aerospace ......................................      490,038       1.0%
  Airlines .......................................      211,519       0.4%
  Auto Manufacturers .............................    1,590,847       3.2%
  Auto Parts and Equipment .......................      648,596       1.3%
  Banking ........................................    5,725,849      11.6%
  Brewers ........................................      145,850       0.3%
  Broadcasting ...................................      576,197       1.2%
  Building Materials .............................      122,860       0.2%
  Capital Goods ..................................      560,978       1.1%
  Chemicals ......................................      540,948       1.1%
  Conglomerates ..................................    1,124,308       2.3%
  Consumer Goods and Services ....................    2,889,127       5.9%
  Cosmetics and Toiletries .......................      482,080       1.0%
  Electronics and Electrical Equipment ...........    3,206,800       6.5%
  Finance ........................................    1,059,127       2.2%
  Food ...........................................    1,238,422       2.5%
  Household Goods ................................      236,850       0.5%
  Industrials, Diversified .......................    1,767,438       3.6%
  Insurance ......................................    3,215,185       6.5%
  Leisure and Hotels .............................    1,341,605       2.7%
  Mining .........................................       52,841       0.1%
  Office Equipment ...............................      926,939       1.9%
  Oil and Gas ....................................    3,117,124       6.3%
  Pharmaceuticals ................................    3,743,174       7.6%
  Publishing .....................................      390,411       0.8%
  Real Estate ....................................      475,141       1.0%
  Recreational Products ..........................      339,893       0.7%
  Restaurants and Pubs ...........................      336,620       0.7%
  Retail Stores ..................................      993,976       2.0%
  Securities .....................................      246,459       0.5%
  Services .......................................      867,927       1.8%
  Software .......................................      319,480       0.6%
  Steel and Iron .................................    1,156,115       2.3%
  Telecommunications .............................    6,217,427      12.6%
  Tires and Rubber ...............................      321,554       0.7%
  Tobacco ........................................      190,923       0.4%
  Transportation and Storage .....................      438,545       0.9%
  Utilities, Diversified .........................    1,350,729       2.7%
  Utilities, Electric ............................      477,719       1.0%
 CONVERTIBLE PREFERRED BONDS
  Finance ........................................      386,874       0.8%
                                                    -----------     -----
 Total Investments ...............................  $49,524,495     100.7%
                                                    ===========     =====

    The accompanying notes are an integral part of the financial statements.

                               7 SEMIANNUAL REPORT

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                                APRIL 30, 1999


     CONTRACT                      IN           DELIVERY     GROSS UNREALIZED
    TO DELIVER               EXCHANGE FOR         DATE         APPRECIATION
-------------------      -------------------   ----------    -----------------
CHF           3,322      USD           2,193    05/03/99        $     0.00
USD          10,840      CHF          16,531    05/03/99              0.00
USD           2,750      EUR           2,607    05/03/99              0.00
USD       2,337,000      JPY     276,093,180    07/06/99          4,199.18
                                                                -----------
Net Unrealized Appreciation                                     $ 4,199.18
                                                                ==========
----------
CHF - Switzerland Francs
EUR - Euro
JPY - Japanese Yen
USD - United States Dollar

    The accompanying notes are an integral part of the financial statements.

                               8 SEMIANNUAL REPORT

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
-------
Investments, at market value (identified cost $41,027,096) (Note 1)......................                    $49,524,495
Foreign currency (cost $815,077).........................................................                        814,887
Cash ....................................................................................                             --
Receivables:
 Investments sold .......................................................................                      4,399,805
 Fund shares sold .......................................................................                         19,564
 Dividends and interest .................................................................                        144,024
 Foreign taxes recoverable ..............................................................                         53,147
Unrealized appreciation of forward currency contracts ...................................                          4,199
Deferred organization expenses (Note 1) .................................................                         10,400
Deferred state qualification expenses (Note 1) ..........................................                         22,068
Prepaid Insurance .......................................................................                          3,123
                                                                                                             -----------
     Total assets .......................................................................                     54,995,712

LIABILITIES
-----------
Payables (Note 4):
 Investments purchased ..................................................................    $3,720,142
 Accrued management fee .................................................................       624,076
 Accrued distribution fee ...............................................................        35,808
 Fund shares redeemed ...................................................................       188,469
 Other accrued expenses .................................................................     1,245,090
                                                                                             ----------
     Total liabilities ..................................................................                      5,813,585
                                                                                                             -----------
Net assets, at market value .............................................................                    $49,182,127
                                                                                                             ===========
NET ASSETS
----------
Net assets consist of:
 Paid-in capital ........................................................................                    $37,574,138
 Accumulated net investment loss (Notes 1 and 5) ........................................                       (396,029)
 Accumulated net realized gain (Notes 1 and 5) ..........................................                      3,512,258
 Net unrealized appreciation on investments and other assets
  and liabilities denominated in foreign currencies .....................................                      8,491,760
                                                                                                             -----------
Net assets, at market value .............................................................                    $49,182,127
                                                                                                             ===========
EAGLE CLASS SHARES
------------------
Net asset value, redemption and offering price per share ($34,427,400 divided by
 1,202,735 shares of beneficial interest outstanding, no par value) (Notes 1 and 2) .....                    $     28.62
                                                                                                             ===========
CLASS A SHARES
--------------
Net asset value and redemption price per share ($7,478,283 divided by 257,809 shares
 of beneficial interest outstanding, no par value) (Notes 1 and 2) ......................                    $     29.01
                                                                                                             ===========
Maximum offering price per share (100/95.25 of $29.01)...................................                    $     30.46
                                                                                                             ===========
CLASS B SHARES
--------------
Net asset value and redemption price per share ($413,357 divided by 14,530 shares
 of beneficial interest outstanding, no par value) (Notes 1 and 2) ......................                    $     28.45
                                                                                                             ===========
CLASS C SHARES
--------------
Net asset value and offering price per share ($6,863,087 divided by 241,221 shares
 of beneficial interest outstanding, no par value) (Notes 1 and 2) ......................                    $     28.45
                                                                                                             ===========

    The accompanying notes are an integral part of the financial statements.

                               9 SEMIANNUAL REPORT

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS
                 FOR THE SIX MONTH PERIOD ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
-----------------

Income:
 Dividends (net of $25,511 foreign withholding taxes)...........................                  $  301,202
 Interest (net of $2 foreign withholding taxes).................................                      23,849
                                                                                                  ----------
     Total income ..............................................................                     325,051

Expenses (Notes 1 and 4):
 Management fee ................................................................    $ 240,579
 Distribution fee (Eagle Shares) ...............................................      171,066
 Distribution fee (Class A Shares) .............................................        8,877
 Distribution fee (Class B Shares) .............................................        1,720
 Distribution fee (Class C Shares) .............................................       32,285
 Shareholder servicing fees (Eagle Shares) .....................................        1,711
 Shareholder servicing fees (Class A Shares) ...................................        4,616
 Shareholder servicing fees (Class B Shares) ...................................          224
 Shareholder servicing fees (Class C Shares) ...................................        4,197
 Custodian/Fund accounting fees ................................................       77,419
 Professional fees .............................................................       34,871
 Amortization of state qualification expenses ..................................       22,383
 Reports to shareholders .......................................................       12,575
 Organization expenses .........................................................        5,200
 Trustees' fees and expenses ...................................................        5,394
 Other .........................................................................        2,050
                                                                                    ---------
     Total expenses before waiver ..............................................      625,167
     Fees waived by Eagle/Manager (Note 4) .....................................      (17,952)       607,215
                                                                                    ---------     ----------
Net investment loss ............................................................                    (282,164)
                                                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized gain from investment transactions .................................                   3,281,022
Net realized gain from foreign currency transactions ...........................                     246,677
Net increase in unrealized appreciation of investments during the period .......                   2,346,615
Net increase in unrealized appreciation from foreign currency during the period                      809,438
                                                                                                  ----------
     Net gain on investments ...................................................                   6,683,752
                                                                                                  ----------
Net increase in net assets resulting from operations ...........................                  $6,401,588
                                                                                                  ==========

    The accompanying notes are an integral part of the financial statements.

                              10 SEMIANNUAL REPORT

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE SIX MONTH
                                                                                    PERIOD ENDED           FOR THE
                                                                                   APRIL 30, 1999         YEAR ENDED
                                                                                     (UNAUDITED)       OCTOBER 31, 1998
                                                                                  -----------------    ----------------
Increase in net assets:
Operations:
 Net investment loss .........................................................      $   (282,164)        $  (264,871)
 Net realized gain on investment transactions ................................         3,281,022             234,230
 Net realized gain (loss) from foreign currency transactions .................           246,677             (68,794)
 Net increase in unrealized appreciation of investments during the period ....         2,346,615           1,977,238
 Net increase in unrealized appreciation from
  foreign currency during the period .........................................           809,438           1,412,197
                                                                                    ------------         -----------
 Net increase in net assets resulting from operations ........................         6,401,588           3,290,000
                                                                                    ------------         -----------
Distributions to shareholders from:
 Net investment income Class A Shares, ($0.05 per share)......................                --             (13,340)
 Net realized gains Eagle Shares, ($0.12 and $0.62 per share, respectively)...          (151,973)           (808,740)
 Net realized gains Class A Shares, ($0.12 and $0.62 per share, respectively).           (30,773)           (155,218)
 Net realized gains Class B Shares, ($0.12 per share).........................            (1,581)                 --
 Net realized gains Class C Shares, ($0.12 and $0.62 per share, respectively).           (27,806)           (102,719)
Increase (decrease) in net assets from Fund share transactions (Note 2) ......        (2,745,905)          1,913,671
                                                                                    ------------         -----------
Increase in net assets .......................................................         3,443,550           4,123,654
Net assets, beginning of period ..............................................        45,738,577          41,614,923
                                                                                    ------------         -----------
Net assets, end of period (including undistributed net investment loss of
 $396,029 and $113,865 respectively)..........................................      $ 49,182,127         $45,738,577
                                                                                    ============         ===========

    The accompanying notes are an integral part of the financial statements.

                              11 SEMIANNUAL REPORT

         HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                         EAGLE SHARES*
                                    ---------------------------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTH
                                            PERIOD
                                             ENDED                               FOR THE YEARS ENDED
                                           APRIL 30,                                 OCTOBER 31,
                                             1999          ----------------------------------------------------------------
                                          (UNAUDITED)            1998             1997           1996       1995/dagger/
                                    ---------------------- ---------------- ---------------- ----------- ------------------
Net asset value, beginning
 of period ........................     $     25.17           $   23.83        $   22.14      $  20.79      $    20.00
                                        -----------           ---------        ---------      --------      ----------
Income from Investment
 Operations:
 Net investment loss(a) ...........          ( 0.17)             ( 0.17)          ( 0.11)       ( 0.01)         ( 0.03)
 Net realized and unrealized
  gain on investments .............            3.74                2.13             2.28          1.84            0.82
                                        -----------           ---------        ---------      --------      ----------
Total from Investment
 Operations .......................            3.57                1.96             2.17          1.83            0.79
                                        -----------           ---------        ---------      --------      ----------
Less Distributions:
 Dividends from net
  investment income ...............              --                  --           ( 0.31)       ( 0.01)             --
 Distributions from net
  realized gains ..................          ( 0.12)             ( 0.62)          ( 0.17)       ( 0.47)             --
                                        -----------           ---------        ---------      --------      ----------
 Total Distributions ..............          ( 0.12)             ( 0.62)          ( 0.48)       ( 0.48)             --
                                        -----------           ---------        ---------      --------      ----------
Net asset value, end of period.....     $     28.62           $   25.17        $   23.83      $  22.14      $    20.79
                                        ===========           =========        =========      ========      ==========
Total Return (%)(b) ...............           14.15 (c)(f)         8.38 (d)         9.98 (d)      8.93            3.95 (c)
Ratios (%)/Supplemental Data:
 Operating expenses, net, to
  average daily net
  assets(a) .......................            2.60 (e)            2.60             2.60          2.60            2.60 (e)
 Net investment income
  (loss) to average daily net
  assets ..........................          ( 1.26) (e)         ( 0.67)          ( 0.47)       ( 0.02)         ( 0.33) (e)
 Portfolio turnover rate(c) .......              41 (c)              71               50            59              61
 Net assets, end of period
  ($ millions).....................              34                  33               32            22              10


                                                                 CLASS A SHARES*
                                    -------------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTH
                                            PERIOD
                                             ENDED                        FOR THE YEARS ENDED
                                           APRIL 30,                          OCTOBER 31,
                                             1999          --------------------------------------------------
                                          (UNAUDITED)            1998             1997         1996/dagger/
                                    ---------------------- ---------------- ---------------- ----------------
Net asset value, beginning
 of period ........................     $     25.43           $   23.97        $   22.25        $   21.11
                                        -----------           ---------        ---------        ---------
Income from Investment
 Operations:
 Net investment loss(a) ...........          ( 0.08)             ( 0.01)          ( 0.05)          ( 0.10)
 Net realized and unrealized
  gain on investments .............            3.78                2.14             2.28             1.04
                                        -----------           ---------        ---------        ---------
Total from Investment
 Operations .......................            3.70                2.13             2.33             1.14
                                        -----------           ---------        ---------        ---------
Less Distributions:
 Dividends from net
  investment income ...............              --              ( 0.05)          ( 0.44)              --
 Distributions from net
  realized gains ..................          ( 0.12)             ( 0.62)          ( 0.17)              --
                                        -----------           ---------        ---------        ---------
 Total Distributions ..............          ( 0.12)             ( 0.67)          ( 0.61)              --
                                        -----------           ---------        ---------        ---------
Net asset value, end of period.....     $     29.01           $   25.43        $   23.97        $   22.25
                                        ===========           =========        =========        =========
Total Return (%)(b) ...............           14.57 (c)(f)         9.04 (d)        10.71 (d)         5.40 (c)
Ratios (%)/Supplemental Data:
 Operating expenses, net, to
  average daily net
  assets(a) .......................            1.97 (e)            1.97             1.97             1.97 (e)
 Net investment income
  (loss) to average daily net
  assets ..........................          ( 0.61)(e)          ( 0.02)            0.22             0.44 (e)
 Portfolio turnover rate(c) .......              41 (c)              71               50               59
 Net assets, end of period
  ($ millions).....................               7                   7                6                3


                                                   CLASS B SHARES*
                                    ---------------------------------------------
                                            FOR THE
                                           SIX MONTH
                                            PERIOD
                                             ENDED
                                           APRIL 30,
                                             1999
                                          (UNAUDITED)       1998/dagger//dagger/
                                    ---------------------- ----------------------
Net asset value, beginning
 of period ........................     $     25.03              $   23.95
                                        -----------              ---------
Income from Investment
 Operations:
 Net investment loss(a) ...........          ( 0.17)                ( 0.16)
 Net realized and unrealized
  gain on investments .............            3.71                   1.24
                                        -----------              ---------
Total from Investment
 Operations .......................            3.54                   1.08
                                        -----------              ---------
Less Distributions:
 Dividends from net
  investment income ...............              --                     --
 Distributions from net
  realized gains ..................          ( 0.12)                    --
                                        -----------              ---------
 Total Distributions ..............          ( 0.12)                    --
                                        -----------              ---------
Net asset value, end of period.....     $     28.45              $   25.03
                                        ===========              =========
Total Return (%)(b) ...............           14.07 (c)(f)            4.51 (c)
Ratios (%)/Supplemental Data:
 Operating expenses, net, to
  average daily net
  assets(a) .......................            2.72 (e)               2.72 (e)
 Net investment income
  (loss) to average daily net
  assets ..........................          ( 1.32) (e)            ( 1.35)(d)
 Portfolio turnover rate(c) .......              41 (c)                 71
 Net assets, end of period
  ($ millions).....................            0.4                    0.2


                                                                 CLASS C SHARES*
                                    -------------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTH
                                            PERIOD
                                             ENDED                        FOR THE YEARS ENDED
                                           APRIL 30,                          OCTOBER 31,
                                             1999          --------------------------------------------------
                                          (UNAUDITED)            1998             1997         1996/dagger/
                                    ---------------------- ---------------- ---------------- ----------------
Net asset value, beginning
 of period ........................     $     25.03           $   23.73        $   22.12        $   21.11
                                        -----------           ---------        ---------        ---------
Income from Investment
 Operations:
 Net investment loss(a) ...........          ( 0.18)             ( 0.20)          ( 0.13)          ( 0.07)
 Net realized and unrealized
  gain on investments .............            3.72                2.12             2.25             1.08
                                        -----------           ---------        ---------        ---------
Total from Investment
 Operations .......................            3.54                1.92             2.12             1.01
                                        -----------           ---------        ---------        ---------
Less Distributions:
 Dividends from net
  investment income ...............              --                  --           ( 0.34)              --
 Distributions from net
 realized gains ...................          ( 0.12)             ( 0.62)          ( 0.17)              --
                                        -----------           ---------        ---------        ---------
 Total Distributions ..............          ( 0.12)             ( 0.62)          ( 0.51)              --
                                        -----------           ---------        ---------        ---------
Net asset value, end of period.....     $     28.45           $   25.03        $   23.73        $   22.12
                                        ===========           =========        =========        =========
Total Return (%)(b) ...............           14.11 (c)(f)         8.24 (d)         9.79 (d)         4.78 (c)
Ratios (%)/Supplemental Data:
 Operating expenses, net, to
  average daily net
  assets(a) .......................            2.72 (e)            2.72             2.72             2.72 (e)
 Net investment income
  (loss) to average daily net
  assets ..........................          ( 1.36)(d)          ( 1.15)          ( 1.14)          ( 0.96)(d)
 Portfolio turnover rate(c) .......              41                  71               50               59
 Net assets, end of period
  ($ millions).....................               7                   6                4                1

--------
* Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the year since use of the undistributed income method does not correspond with results of operations.
/dagger/  For the period May 1, 1995 (commencement of operations) to
          October 31, 1995.
/dagger//dagger/  For the period December 27, 1995 (commencement of Class A and
                  Class C Shares) to October 31, 1996.
/dagger//dagger//dagger/ For the period January 2, 1998 (commencement of Class
                         B Shares) to October 31, 1998.
(a) Excludes management fees waived by Eagle in the amount of $.01, $.03, $.06 and $.16 per Class A Share, respectively. The operating expense ratio including such items would have been 2.04% (annualized), 2.08%, 2.23% and 2.69% (annualized) for Class A Shares, respectively. Excludes management fees waived by the Eagle in the amount of $.01, $.03 per Class B Share, respectively. The operating expense ratio including such items would have been 2.79% (annualized) and 2.83 (annualized) for Class B Shares, respectively. Excludes management fees waived by the Eagle in the amount of $.01, $.03, $.06, and $.16 per Class C Share, respectively. The operating expense ratio including such items would have been 2.79% (annualized), 2.83%, 2.98% and 3.44% (annualized) for Class C Shares, respectively. Excludes management fees waived and expenses reimbursed by the Eagle in the amount of $.01, $.03, $.06, $.16 and $.17 per Eagle Share, respectively. The operating expense ratios including such items would have been 2.67% (annualized), 2.71%, 2.86%, 3.31% and 5.09% (annualized) for Eagle Shares, respectively.
(b)  Calculated without the imposition of a sales charge.
(c)  Not annualized.
(d) These returns are calculated based on the published net asset value at October 31, 1997.
(e)  Annualized.
(f) These returns are calculated based on the published net asset value at April 30, 1999.

                              12 SEMIANNUAL REPORT

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of six separate investment Portfolios, the Eagle International Equity Portfolio (the "Fund"), the Aggressive Growth Fund, Small Cap Stock Fund, the Value Equity Fund, the Growth Equity Fund, and the Mid Cap Growth Fund. The Fund primarily seeks capital appreciation principally through investment in an international portfolio of equity securities.

        The Fund currently offers Eagle Class, Class A, Class B and Class C Shares. The Eagle Class of shares are subject to certain minimum investment requirements and are sold without any sales charge. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class B Shares, which were offered to shareholders beginning January 2, 1998, are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price), declining over a six-year period. Class C Shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions less than one year after purchase. The financial statements for the Small Cap Stock Fund, Growth Equity Fund, Mid Cap Growth Fund and Value Equity Fund are presented separately. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        SECURITY VALUATION: Each Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Fund calculates its daily net asset value per share. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

        FOREIGN CURRENCY TRANSACTIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized gain (loss) and unrealized appreciation (depreciation) from foreign currency transactions include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

        FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currencies gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

        REPURCHASE AGREEMENTS: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount to at least 100% of the resale price.

        FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

                              13 SEMIANNUAL REPORT

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)

        DISTRIBUTION OF NET REALIZED GAINS: Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        EXPENSES: The Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are all allocated proportionately among the funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution and shareholder servicing fees, are charged directly to that class.

        STATE QUALIFICATION EXPENSES: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        ORGANIZATION EXPENSES: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        CAPITAL ACCOUNTS: The Fund reports the undistributed net investment income (accumulated net investment loss) and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        OTHER: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At April 30, 1999, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class Eagle, A, B and C Shares of the Fund during the six month period ended April 30, 1999, were as follows:


FOR THE PERIOD ENDED APRIL 30, 1999             EAGLE SHARES                   A SHARES
(UNAUDITED)                             ----------------------------- --------------------------
                                            SHARES         AMOUNT        SHARES        AMOUNT
                                        ------------- --------------- ------------ -------------
      Shares sold .....................      44,313    $  1,203,429       13,972    $  382,554
      Shares issued on reinvestment
       of distributions ...............       5,474         151,150        1,024        28,582
      Shares redeemed .................    (151,230)     (4,158,113)     (25,325)     (686,411)
                                           --------    ------------      -------    ----------
      Net increase (decrease) .........    (101,443)   $ (2,803,534)     (10,329)   $ (275,275)
                                                       ============                 ==========
      Shares outstanding:
       Beginning of year ..............   1,304,178                      268,138
                                          ---------                      -------
       End of year ....................   1,202,735                      257,809
                                          =========                      =======


FOR THE PERIOD ENDED APRIL 30, 1999            B SHARES                  C SHARES
(UNAUDITED)                             ----------------------- --------------------------
                                           SHARES      AMOUNT      SHARES        AMOUNT
                                        ----------- ----------- ------------ -------------
      Shares sold .....................     7,150    $ 190,623      29,962    $   810,481
      Shares issued on reinvestment
       of distributions ...............        58        1,581       1,009         27,707
      Shares redeemed .................    (2,026)     (58,788)    (23,873)      (643,700)
                                           ------    ---------     -------    -----------
      Net increase (decrease) .........     5,182    $ 138,416       7,098    $   194,488
                                                     =========                ===========
      Shares outstanding:
       Beginning of year ..............     9,348                  234,123
                                           ------                  -------
       End of year ....................    14,530                  241,221
                                           ======                  =======

                              14 SEMIANNUAL REPORT

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)

        Transactions in Eagle Shares, Class A Shares and C Shares of the Fund during the year ended October 31, 1998 and Class B Shares from January 2, 1998 (commencement of Class B Shares) to October 31, 1998, were as follows:


     FOR THE YEAR ENDED                           EAGLE SHARES                 A SHARES
     OCTOBER 31, 1998                     -------------------------   --------------------------
                                           SHARES         AMOUNT        SHARES         AMOUNT
                                          ----------- -------------   ------------ -------------
     Shares sold .....................     161,915    $   4,255,168      57,108    $   1,498,668
     Shares issued on reinvestment
      of distributions ...............      34,247          805,842       6,686          158,113
     Shares redeemed .................    (223,287)      (5,683,092)    (51,418)      (1,323,329)
                                          --------    -------------     -------    -------------
     Net increase (decrease) .........     (27,125)   $    (622,082)     12,376    $     333,452
                                                      =============                =============
     Shares outstanding:
      Beginning of year ..............   1,331,303                      255,762
                                         ---------                      -------
      End of year ....................   1,304,178                      268,138
                                         =========                      =======

    FOR THE YEAR ENDED                      B SHARES                  C SHARES
    OCTOBER 31, 1998                   ------------------   ---------------------------
                                        SHARES     AMOUNT      SHARES         AMOUNT
                                       -------- ---------   ----------   --------------
     Shares sold .....................  9,521    $247,499      138,692    $   3,626,639
     Shares issued on reinvestment
      of distributions ...............     --          --        4,371          102,414
     Shares redeemed .................   (173)     (4,682)     (67,332)      (1,769,569)
                                        -----    --------      -------    -------------
     Net increase (decrease) .........  9,348    $242,817       75,731    $   1,959,484
                                                 ========                 =============
     Shares outstanding:
      Beginning of year ..............     --                  158,392
                                        -----                  -------
      End of year ....................  9,348                  234,123
                                        =====                  =======

Note 3: PURCHASES AND SALES OF SECURITIES. For the six month period ended
        April 30, 1999, purchases and sales on investment securities (excluding repurchase agreements and short term obligations) aggregated $20,500,901 and $19,381,116 respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT
        AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administrative Agreement with Eagle Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 1.00% on the first $100 million and 0.80% of any excess over $100 million of the Fund's average daily net assets, computed daily and payable monthly. Currently, the Manager has contractually agreed to waive its fee to the extent that Fund operating expenses exceed 2.60%, 1.97%, 2.72% and 2.72% on an annual basis of the Fund's average daily net assets for Eagle Class Shares, Class A, Class B and Class C Shares, respectively. Management fees of $17,952 were waived for the Eagle International Equity Portfolio for the six month period ended April 30, 1999. If total Fund expenses fall below the expense limitation agreed to by Eagle before the end of the year ended October 31, 2001, Eagle International Equity Portfolio may be required to pay Eagle a portion or all of the waived management fees. In addition, the Eagle International Equity Portfolio may be required to pay Eagle, a portion or all of the management fees waived of $91,433 in fiscal 1997 and $52,276 for fiscal 1998 if total Fund expenses fall below the annual expense limitations before the end of the year ending October 31, 1999, and 2000, respectively.

        The Manager has entered into an agreement with Martin Currie, Inc., a New York Corporation, (the "Subadviser") to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to .50% of average daily net assets on the first $100 million of assets and .40% thereafter without regard to any reduction due to the imposition of expense limitations. For the six month period ended April 30, 1999 the Subadviser earned $120,282 for Subadviser fees, which was paid by the Manager.

        Heritage Asset Management, Inc. ("Heritage"), an affiliate of the Manager, is the Dividend Paying and Shareholder Servicing Agent for the Fund. Heritage also may provide certain administrative services for the Fund and may receive a fee from the Manager for performing these administrative services.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $11,211 in front-end sales charges for Class A Shares, $2,189 and $1,740 in contingent deferred sales charges for Class B and C Shares for the six month period ended April 30, 1999, respectively. The Distributor paid commissions to salespersons and from these fees, incurred other distribution costs.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee, equal to .25% of the average daily net assets for Class A Shares. Under the Eagle

                              15 SEMIANNUAL REPORT

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)

        Class, Class B and Class C Distribution Plans, the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets. Such fees are accrued daily and payable monthly. Class B Shares will convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The Manager, Heritage and Distributor are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage U.S. Government Income Fund, investment companies that are advised by Heritage (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds that is not an interested person of Heritage received an annual fee of $8,666, an additional fee of $3,250 for each combined quarterly meeting of the Heritage funds attended and $1,000 for each special Trustees meeting attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

Note 5: FEDERAL INCOME TAXES. For the year ended October 31, 1998, to reflect reclassifications arising from permanent book/tax differences primarily attributable to foreign currency gains, a net operating loss and basis differences in passive foreign investment companies (PFICs), the Fund credited undistributed net investment income $204,602 and accumulated net realized gain $48,016 and debited paid in capital $252,618.

Note 6: FINANCIAL INVESTMENT WITH OFF-BALANCE SHEET RISK. The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Subadviser anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

        The Fund may enter into forward contracts to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of these parties to meet the terms of their contracts.

                              16 SEMIANNUAL REPORT

EAGLE INTERNATIONAL EQUITY PORTFOLIO
P.O. Box 10520
St. Petersburg, FL 33733

INVESTMENT ADVISER
Eagle Asset Management, Inc.
P.O. Box 10520
St. Petersburg, FL 33733
(800) 237 3101

INVESTMENT SUBADVISER
Martin Currie Inc.
Saltire Court
20 Castle Terrace
Edinburgh, Scotland EH1 2ES

DISTRIBUTOR
Raymond James & Associates, Inc.
P.O. Box 12749
St. Petersburg, FL 33733
(727) 573-3800

TRANSFER AGENT/
DIVIDEND DISBURSING AGENT
Heritage Asset Management, Inc.
P.O. Box 33022
St. Petersburg, FL 33733

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP

EAGLE INTERNATIONAL EQUITY
        PORTFOLIO

Semiannual Report
   (unaudited)


April 30, 1999